Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current deferred income tax assets (liabilities):
Allowance for doubtful accounts		$ 2.0	$ 0.9
Other		0.7	0.7
Valuation allowance		(0.8)	(1.6)
Total current deferred income tax assets		1.9
Non-current deferred income tax assets (liabilities):
Net operating loss carryforwards		147.4	137.5
Deferred revenue		(0.5)	0.3
Depreciation and amortization		(117.7)	(131.7)
Franchise operating rights		(298.7)	(298.7)
Investment marked to market		5.4	5.3
Other			0.3
Valuation allowance		(42.5)	(11.7)
Total noncurrent deferred income tax liabilities	(307.7)	(306.6)	(298.7)
Total net deferred tax liabilities		304.7	298.7
Current tax expense
State		0.1		0.1
Total Current		0.1		0.1
Deferred tax provision (benefit)
Federal		5.8	(0.6)
State		0.3	(0.1)	(3.3)
Total Deferred		6.1	(0.7)	(3.3)
Income tax expense (benefit), net	1.1	6.2	(0.7)	(3.2)
Reconciliation of the income tax provision computed at statutory tax rates to the income tax provision
Statutory Federal income taxes		(54.3)	(39.3)	6.8
State income taxes		4.5	(1.9)	(3.1)
Loss generated by partnership not subject to federal income tax		27.5	26.9	(6.9)
Other		(1.4)	0.2
Change in valuation allowance		29.9	13.4
Income tax expense (benefit), net	$ 1.1	$ 6.2	$ (0.7)	$ (3.2)